Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	May 23, 2022
C000237224
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Inflation-Protected Income Portfolio
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 10,508	$ 10,753	$ 10,607	$ 10,453	$ 10,221	$ 10,129	$ 9,963	$ 10,202	$ 10,103	$ 10,225	$ 10,250	$ 9,875	$ 9,450	$ 9,594	$ 9,828	$ 9,888	$ 9,878	$ 9,894	$ 9,997	$ 9,936	$ 9,709	$ 9,953	$ 9,654	$ 9,687	$ 9,339	$ 9,442	$ 9,867	$ 10,131	$ 9,882	$ 10,084	$ 10,000
EATON VANCE Index: ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Account Value	$ 10,551	$ 10,621	$ 10,506	$ 10,443	$ 10,333	$ 10,267	$ 10,160	$ 10,183	$ 10,123	$ 10,163	$ 10,117	$ 9,998	$ 9,883	$ 9,847	$ 9,876	$ 9,872	$ 9,822	$ 9,854	$ 9,941	$ 9,914	$ 9,709	$ 9,766	$ 9,698	$ 9,721	$ 9,671	$ 9,575	$ 9,955	$ 10,081	$ 9,893	$ 10,071	$ 10,000